Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 4,452	$ 2,958
Short-term bank deposits	11,108	13,464
Marketable securities	193	182
Accounts receivable (net of allowance for credit losses of $208 and $12 as of December 31, 2024 and 2023, respectively)	2,498	2,295
Other current assets	493	538
Prepaid expenses	175	277
Total current assets	18,919	19,714
NON-CURRENT ASSETS:
Accounts receivable (net of allowance for credit losses of $200 as of December 31, 2024)	448	714
Severance pay fund	2,346	2,051
Deferred income taxes	108	102
Property and equipment, net	156	216
Right-of-use assets, net	861	690
Intangible assets, net	135	266
Goodwill	7,729	7,872
Total assets	30,702	31,625
CURRENT LIABILITIES:
Accounts payable	769	989
Other current liabilities and accruals	1,469	1,749
Current maturities of lease liabilities	188	218
Deferred revenues	849	1,517
Total current liabilities	3,275	4,473
LONG-TERM LIABILITIES:
Deferred revenues	108	100
Lease liabilities, net of current maturities	637	424
Accrued severance pay	2,346	2,060
Deferred income taxes	40	80
Total liabilities	6,406	7,137
SHAREHOLDERS’ EQUITY:
Share capital - Ordinary shares of NIS 0.01 par value – Authorized: 88,000,000 shares as of December 31, 2024 and 2023; Issued: 21,660,010 shares as of December 31, 2024 and 2023; Outstanding: 20,366,326 and 20,184,826 shares as of December 31, 2024 and 2023, respectively	54	54
Additional paid-in capital	27,904	27,776
Accumulated other comprehensive loss	(1,207)	(1,001)
Accumulated deficit	(1,572)	(1,334)
Treasury shares - 1,293,684 and 1,475,184 shares as of December 31, 2024 and 2023, respectively	(883)	(1,007)
Total shareholders’ equity	24,296	24,488
Total liabilities and shareholders’ equity	$ 30,702	$ 31,625